Other Payables and Accrued Liabilities	12 Months Ended
Mar. 31, 2024
Other Payables and Accrued Liabilities [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

NOTE 10 — OTHER PAYABLES AND ACCRUED LIABILITIES

	As of March 31,
	2023	2024
	RMB	RMB
Advance from customers	16,088	7,166
Accrued payroll	11,852	10,828
VAT payable	7,284	4,759
Other payables	18,415	41,198
Total	53,639	63,951

As of March 31, 2023, other payables mainly included RMB6.8 million advance from supply chain service provider, RMB2.2 million advance refundable to a customer and RMB3 million refundable to a vendor. As of March 31, 2024, other payables mainly included RMB6.8 million advance from supply chain service provider, RMB2.2 million advance refundable to a customer and RMB22.3 million advances from a third party to the Company, for developing and promoting healthcare wearable devices in the US market.